Financial Risk Management - Fixed and floating rate borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings		$ 1,439,603	$ 1,344,817	$ 1,208,344
Short term borrowings
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings		156,600	121,700
Long term borrowings
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings		799,400	697,100
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	[1]	955,978	818,804
Variable rate
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings		$ 483,625	$ 526,013

[1]	As of December 31, 2021 includes USD 156.6 million of short-term borrowings (USD 121.7 million as of December 2020) and USD 799.4 million of long-term borrowings (USD 697.1 million as of December 31, 2020).